Inventories - Changes in Provision for Slow Moving and Obsolete Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Beginning balance	€ 20,026	€ 18,142
Provision	9,015	1,910
Utilizations and other changes	(8,077)	(26)
Ending balance	€ 20,964	€ 20,026